Aptus Large Cap Enhanced Yield ETF
Schedule of Investments
July 31, 2024 (Unaudited)

COMMON STOCKS - 84.9%	Shares	Value
Basic Materials - 1.6%
Air Products and Chemicals, Inc.	964	$254,351
Albemarle Corporation	315	29,506
Dow, Inc.	3,415	186,015
DuPont de Nemours, Inc.	1,356	113,497
Ecolab, Inc.	1,299	299,666
Freeport-McMoRan, Inc.	4,690	212,973
Linde plc	1,715	777,753
LyondellBasell Industries NV - Class A	973	96,775
Newmont Corporation	2,289	112,321
Nucor Corporation	825	134,425
PPG Industries, Inc.	723	91,807
Sherwin-Williams Company	1,075	377,110
Southern Copper Corporation	1,754	186,994
		2,873,193

Communications - 12.3%
Airbnb, Inc. - Class A (a)	1,687	235,438
Alphabet, Inc. - Class A	37,655	6,459,339
Amazon.com, Inc. (a)	31,261	5,845,182
Arista Networks, Inc. (a)	1,012	350,709
AT&T, Inc.	24,017	462,327
Booking Holdings, Inc.	98	364,071
CDW Corporation	365	79,610
Charter Communications, Inc. - Class A (a)	548	208,087
Cisco Systems, Inc.	14,548	704,851
Comcast Corporation - Class A	14,550	600,478
Corning, Inc.	2,496	99,865
eBay, Inc.	1,522	84,638
MercadoLibre, Inc. (a)	31	51,736
Meta Platforms, Inc. - Class A	7,614	3,615,356
Motorola Solutions, Inc.	533	212,624
Netflix, Inc. (a)	1,493	938,126
Palo Alto Networks, Inc. (a)	1,018	330,575
T-Mobile US, Inc.	1,571	286,362
Trade Desk, Inc. - Class A (a)	1,592	143,089
Uber Technologies, Inc. (a)	5,225	336,856
VeriSign, Inc. (a)	285	53,298
Verizon Communications, Inc.	14,744	597,427
Walt Disney Company	6,273	587,717
Warner Bros. Discovery, Inc. (a)	7,107	61,475
		22,709,236

Consumer, Cyclical - 6.8%
Aptiv plc (a)	808	56,067
AutoZone, Inc. (a)	59	184,888
Carnival Corporation (a)	3,615	60,226
Casey's General Stores, Inc.	70	27,149
Chipotle Mexican Grill, Inc. (a)	3,548	192,727
Copart, Inc. (a)	3,182	166,514
Costco Wholesale Corporation	1,538	1,264,236
Cummins, Inc.	384	112,051
D.R. Horton, Inc.	1,093	196,663
Delta Air Lines, Inc.	1,828	78,641
Dollar General Corporation	609	73,318
Dollar Tree, Inc. (a)	608	63,439
Fastenal Company	1,707	120,770
Ferguson plc	589	131,141
Ford Motor Company	13,016	140,833
General Motors Company	4,410	195,451
Genuine Parts Company	365	53,695
Hilton Worldwide Holdings, Inc.	828	177,747
Home Depot, Inc.	3,615	1,330,898
Las Vegas Sands Corporation	2,300	91,241
Lennar Corporation - Class A	844	149,329
Live Nation Entertainment, Inc. (a)	616	59,253
Lowe's Companies, Inc.	2,201	540,368
Lululemon Athletica, Inc. (a)	372	96,222
Marriott International, Inc. - Class A	976	221,845
McDonald's Corporation	2,556	678,362
Mobileye Global, Inc. - Class A (a)	2,285	47,985
NIKE, Inc. - Class B	4,357	326,165
O'Reilly Automotive, Inc. (a)	251	282,711
PACCAR, Inc.	2,457	242,408
Pool Corporation	80	29,923
PulteGroup, Inc.	350	46,200
Ross Stores, Inc.	1,535	219,858
Royal Caribbean Cruises, Ltd. (a)	759	118,950
Southwest Airlines Company	1,565	42,161
Starbucks Corporation	3,998	311,644
Target Corporation	1,502	225,916
Tesla, Inc. (a)	9,423	2,186,796
TJX Companies, Inc.	4,098	463,156
Tractor Supply Company	587	154,569
Ulta Beauty, Inc. (a)	110	40,138
United Airlines Holdings, Inc. (a)	835	37,926
W.W. Grainger, Inc.	114	111,356
Walgreens Boots Alliance, Inc.	2,430	28,844
Walmart, Inc.	14,724	1,010,655
Yum! Brands, Inc.	889	118,086
		12,508,521

Consumer, Non-cyclical - 15.1%
Abbott Laboratories	6,140	650,472
AbbVie, Inc.	6,140	1,137,865
Agilent Technologies, Inc.	1,327	187,638
Align Technology, Inc. (a)	241	55,883
Altria Group, Inc.	5,801	284,307
Amgen, Inc.	1,813	602,768
Archer-Daniels-Midland Company	2,673	165,753
Automatic Data Processing, Inc.	1,465	384,738
Avery Dennison Corporation	303	65,699
Baxter International, Inc.	1,450	51,939
Becton Dickinson & Company	1,105	266,371
Biogen, Inc. (a)	484	103,189
Booz Allen Hamilton Holding Corporation	334	47,866
Boston Scientific Corporation (a)	5,945	439,217
Bristol-Myers Squibb Company	7,510	357,176
Cardinal Health, Inc.	728	73,404
Cencora, Inc.	616	146,534
Centene Corporation (a)	2,508	192,915
Church & Dwight Company, Inc.	723	70,861
Cigna Group	1,033	360,176
Cintas Corporation	310	236,821
Clorox Company	324	42,745
Coca-Cola Company	13,764	918,609
Colgate-Palmolive Company	2,686	266,424
Constellation Brands, Inc. - Class A	572	140,232
Corpay, Inc. (a)	164	47,858
Corteva, Inc.	2,274	127,571
CVS Health Corporation	4,442	267,986
Danaher Corporation	2,276	630,634
Dexcom, Inc. (a)	2,016	136,725
Edwards Lifesciences Corporation (a)	2,685	169,289
Elevance Health, Inc.	816	434,136
Eli Lilly & Company	2,804	2,255,173
Equifax, Inc.	334	93,310
Estée Lauder Companies - Class A	1,107	110,268
GE HealthCare Technologies, Inc.	1,319	111,627
General Mills, Inc.	1,847	124,008
Gilead Sciences, Inc.	4,434	337,250
Global Payments, Inc.	775	78,771
GRAIL, Inc. (a)	77	1,184
HCA Healthcare, Inc.	1,091	396,088
Hershey Company	984	194,320
Hormel Foods Corporation	1,536	49,321
Humana, Inc.	499	180,443
IDEXX Laboratories, Inc. (a)	268	127,600
Illumina, Inc. (a)	482	59,093
Intuitive Surgical, Inc. (a)	1,252	556,652
IQVIA Holdings, Inc. (a)	604	148,723
Johnson & Johnson	8,576	1,353,722
Kellanova	973	56,580
Kenvue, Inc.	6,337	117,171
Keurig Dr Pepper, Inc.	2,898	99,343
Kimberly-Clark Corporation	1,070	144,503
Kraft Heinz Company	3,989	140,453
Kroger Company	2,078	113,251
McCormick & Company, Inc.	760	58,528
Mckesson Corporation	545	336,276
Medtronic plc	4,621	371,159
Merck & Company, Inc.	8,920	1,009,120
Moderna, Inc. (a)	1,219	145,329
Molina Healthcare, Inc. (a)	126	43,000
Mondelez International, Inc. - Class A	4,716	322,339
Monster Beverage Corporation (a)	3,443	177,142
Moody's Corporation	582	265,671
PayPal Holdings, Inc. (a)	3,615	237,795
PepsiCo, Inc.	4,831	834,169
Pfizer, Inc.	19,926	608,540
Philip Morris International, Inc.	5,375	618,985
Procter & Gamble Company	8,227	1,322,573
Quanta Services, Inc.	391	103,764
Regeneron Pharmaceuticals, Inc. (a)	346	373,400
ResMed, Inc.	382	81,462
S&P Global, Inc.	1,111	538,535
Solventum Corporation (a)	414	24,376
STERIS plc	276	65,898
Stryker Corporation	1,206	394,905
Sysco Corporation	1,502	115,128
Thermo Fisher Scientific, Inc.	1,312	804,702
Tyson Foods, Inc. - Class A	980	59,682
United Rentals, Inc.	155	117,351
UnitedHealth Group, Inc.	3,208	1,848,321
Verisk Analytics, Inc.	746	195,266
Vertex Pharmaceuticals, Inc. (a)	852	422,353
West Pharmaceutical Services, Inc.	336	102,873
WK Kellogg Company	243	4,277
Zimmer Biomet Holdings, Inc.	582	64,806
Zoetis, Inc.	1,604	288,784
		27,869,164

Energy - 3.2%
Baker Hughes Company	3,296	127,621
Chevron Corporation	6,184	992,347
ConocoPhillips	4,225	469,820
Coterra Energy, Inc.	2,215	57,147
Devon Energy Corporation	1,956	91,991
Diamondback Energy, Inc.	530	107,224
EOG Resources, Inc.	2,412	305,842
Exxon Mobil Corporation	15,874	1,882,498
Halliburton Company	2,930	101,612
Hess Corporation	1,012	155,261
Kinder Morgan, Inc.	7,311	154,481
Marathon Petroleum Corporation	1,775	314,211
Occidental Petroleum Corporation	2,932	178,324
ONEOK, Inc.	1,313	109,412
Phillips 66	1,471	214,001
Schlumberger NV	4,942	238,649
Targa Resources Corporation	606	81,980
Valero Energy Corporation	1,127	182,259
Williams Companies, Inc.	3,961	170,085
		5,934,765

Financial - 12.0%
Aflac, Inc.	2,541	242,361
Alexandria Real Estate Equities, Inc.	484	56,768
Allstate Corporation	772	132,105
American Express Company	2,010	508,610
American Homes 4 Rent - Class A	1,537	55,470
American International Group, Inc.	3,224	255,437
American Tower Corporation	1,851	407,960
Ameriprise Financial, Inc.	295	126,871
Aon plc - Class A	773	253,938
Apollo Global Management, Inc.	872	109,270
Arch Capital Group, Ltd. (a)	1,081	103,538
Arthur J. Gallagher & Company	828	234,730
AvalonBay Communities, Inc.	516	105,739
Bank of America Corporation	24,491	987,232
Bank of New York Mellon Corporation	2,410	156,819
Berkshire Hathaway, Inc. - Class B (a)	6,266	2,747,641
BlackRock, Inc.	519	454,903
Blackstone, Inc.	3,912	556,091
Brown & Brown, Inc.	795	79,047
Capital One Financial Corporation	1,218	184,405
CBRE Group, Inc. - Class A (a)	870	98,058
Charles Schwab Corporation	5,201	339,053
Chubb, Ltd.	1,453	400,534
Citigroup, Inc.	6,326	410,431
CME Group, Inc.	1,126	218,117
CoStar Group, Inc. (a)	1,254	97,837
Crown Castle, Inc.	2,250	247,680
Digital Realty Trust, Inc.	1,001	149,639
Discover Financial Services	725	104,393
Equinix, Inc.	366	289,228
Equity Residential	1,511	105,211
Extra Space Storage, Inc.	580	92,580
Fifth Third Bancorp	1,850	78,329
First Citizens BancShares, Inc. - Class A	33	68,894
Goldman Sachs Group, Inc.	1,096	557,897
Hartford Financial Services Group, Inc.	845	93,727
Intercontinental Exchange, Inc.	1,957	296,603
Invitation Homes, Inc.	2,722	96,005
Iron Mountain, Inc.	807	82,766
JPMorgan Chase & Company	10,143	2,158,430
M&T Bank Corporation	483	83,158
Markel Group, Inc. (a)	29	47,527
Marsh & McLennan Companies, Inc.	1,738	386,827
Mastercard, Inc. - Class A	2,943	1,364,699
MetLife, Inc.	2,983	229,244
Morgan Stanley	4,488	463,206
Nasdaq, Inc.	1,452	98,271
NU Holdings, Ltd. - Class A (a)	14,719	178,541
PNC Financial Services Group, Inc.	1,282	232,170
Principal Financial Group, Inc.	627	51,107
Progressive Corporation	2,327	498,257
Prologis, Inc.	3,179	400,713
Prudential Financial, Inc.	1,071	134,218
Public Storage	831	245,910
Realty Income Corporation	2,314	132,893
SBA Communications Corporation	296	64,984
Simon Property Group, Inc.	1,047	160,652
State Street Corporation	875	74,349
T. Rowe Price Group, Inc.	611	69,782
Travelers Companies, Inc.	745	161,248
Truist Financial Corporation	4,397	196,502
U.S. Bancorp	5,111	229,382
VICI Properties, Inc.	3,014	94,218
Visa, Inc. - Class A	5,863	1,557,623
Wells Fargo & Company	12,939	767,800
Welltower, Inc.	2,652	295,035
Weyerhaeuser Company	2,087	66,283
Willis Towers Watson plc	289	81,579
		22,110,525

Industrial - 5.9%
3M Company	1,794	228,825
Amcor plc	6,132	64,570
AMETEK, Inc.	647	112,242
Amphenol Corporation - Class A	3,926	252,285
Ball Corporation	1,073	68,490
Boeing Company (a)	1,979	377,197
Carrier Global Corporation	2,732	186,077
Caterpillar, Inc.	1,782	616,928
CSX Corporation	3,149	110,530
Deere & Company	878	326,598
Dover Corporation	359	66,149
Eaton Corporation plc	1,446	440,726
Emerson Electric Company	1,818	212,906
FedEx Corporation	1,022	308,899
Fortive Corporation	1,028	73,862
Garmin, Ltd.	533	91,276
GE Vernova, Inc. (a)	904	161,129
General Dynamics Corporation	1,036	309,464
General Electric Company	3,745	637,399
Graco, Inc.	395	33,595
HEICO Corporation	325	78,435
Honeywell International, Inc.	2,290	468,878
Howmet Aerospace, Inc.	1,129	108,045
Illinois Tool Works, Inc.	1,255	310,336
Ingersoll Rand, Inc.	1,211	121,584
J.B. Hunt Transport Services, Inc.	278	48,136
Johnson Controls International plc	2,208	157,960
Keysight Technologies, Inc. (a)	510	71,181
L3Harris Technologies, Inc.	545	123,655
Lincoln Electric Holdings, Inc.	109	22,390
Lockheed Martin Corporation	774	419,446
Martin Marietta Materials, Inc.	143	84,849
Mettler-Toledo International, Inc. (a)	63	95,825
Norfolk Southern Corporation	322	80,358
Northrop Grumman Corporation	577	279,453
Old Dominion Freight Line, Inc.	267	56,118
Otis Worldwide Corporation	2,069	195,521
Owens Corning	243	45,290
Packaging Corporation of America	353	70,554
Parker-Hannifin Corporation	377	211,557
Republic Services, Inc.	1,014	197,040
Rockwell Automation, Inc.	323	90,004
RTX Corporation	5,126	602,254
TE Connectivity, Ltd.	1,024	158,034
Teledyne Technologies, Inc. (a)	101	42,608
Trane Technologies plc	744	248,704
TransDigm Group, Inc.	136	176,014
Union Pacific Corporation	2,090	515,666
United Parcel Service, Inc. - Class B	2,497	325,534
Veralto Corporation	758	80,772
Vulcan Materials Company	365	100,196
Waste Management, Inc.	1,591	322,432
Westinghouse Air Brake Technologies Corporation	506	81,542
Xylem, Inc.	723	96,521
		10,766,039

Technology - 26.2%(b)
Accenture plc - Class A	2,215	732,323
Adobe, Inc. (a)	1,554	857,264
Advanced Micro Devices, Inc. (a)	6,027	870,781
Analog Devices, Inc.	1,751	405,146
ANSYS, Inc. (a)	257	80,603
Apple, Inc.	50,276	11,165,294
Applied Materials, Inc.	3,133	664,823
Autodesk, Inc. (a)	725	179,452
Broadcom, Inc.	14,744	2,369,066
Broadridge Financial Solutions, Inc.	723	154,722
Cadence Design Systems, Inc. (a)	870	232,864
Cognizant Technology Solutions Corporation - Class A	1,526	115,488
Crowdstrike Holdings, Inc. - Class A (a)	567	131,521
Datadog, Inc. - Class A (a)	750	87,330
Dell Technologies, Inc. - Class C	2,412	274,196
Electronic Arts, Inc.	811	122,412
Fair Isaac Corporation (a)	55	88,000
Fidelity National Information Services, Inc.	1,755	134,837
Fiserv, Inc. (a)	1,988	325,177
Fortinet, Inc. (a)	2,657	154,212
Gartner, Inc. (a)	244	122,290
Hewlett Packard Enterprise Company	3,738	74,424
HP, Inc.	2,944	106,249
Intel Corporation	15,044	462,452
International Business Machines Corporation	3,190	612,927
Intuit, Inc.	992	642,171
KLA Corporation	483	397,543
Lam Research Corporation	496	456,935
Microchip Technology, Inc.	1,802	159,982
Micron Technology, Inc.	3,671	403,149
Microsoft Corporation	25,557	10,691,771
Monolithic Power Systems, Inc.	112	96,666
MSCI, Inc.	256	138,435
NVIDIA Corporation	84,846	9,928,679
NXP Semiconductors NV	830	218,423
ON Semiconductor Corporation (a)	1,461	114,323
Oracle Corporation	5,223	728,347
Palantir Technologies, Inc. - Class A (a)	4,690	126,114
Paychex, Inc.	1,785	228,516
QUALCOMM, Inc.	3,891	704,076
Roper Technologies, Inc.	325	177,044
Salesforce, Inc.	3,489	902,953
ServiceNow, Inc. (a)	731	595,319
Snowflake, Inc. - Class A (a)	637	83,052
Synopsys, Inc. (a)	505	281,952
Take-Two Interactive Software, Inc. (a)	502	75,566
Texas Instruments, Inc.	3,201	652,396
		48,327,265

Utilities - 1.8%
Ameren Corporation	744	58,977
American Electric Power Company, Inc.	2,454	240,786
American Water Works Company, Inc.	556	79,152
Consolidated Edison, Inc.	1,820	177,486
Constellation Energy Corporation	1,044	198,151
Dominion Energy, Inc.	4,099	219,133
DTE Energy Company	566	68,220
Duke Energy Corporation	2,488	271,864
Edison International	1,080	86,411
Entergy Corporation	573	66,451
Eversource Energy	991	64,326
Exelon Corporation	4,689	174,431
FirstEnergy Corporation	1,583	66,344
NextEra Energy, Inc.	7,035	537,404
PG&E Corporation	10,644	194,253
PPL Corporation	2,029	60,302
Public Service Enterprise Group, Inc.	1,481	118,139
Sempra	2,892	231,533
Southern Company	3,501	292,403
WEC Energy Group, Inc.	877	75,475
Xcel Energy, Inc.	1,687	98,318
		3,379,559
TOTAL COMMON STOCKS (Cost $132,217,884)		156,478,267

EQUITY-LINKED NOTES - 14.0%	Principal Amount
GS Finance Corporation, ELN, (linked to S&P 500 Index), 13.80%, 08/07/2024 (c)	$6,500,000	6,452,063
BNP Paribas Issuance B.V., ELN, (linked to S&P 500 Index), 12.85%, 08/14/2024 (c)	6,500,000	6,416,248
RBC Capital Markets, LLC, ELN, (linked to iShares MSCI EAFE ETF), 14.34%, 08/21/2024 (c)	6,500,000	6,521,665
Citigroup Global Markets Holdings Inc., ELN, (linked to S&P 500 Index), 17.85%, 08/28/2024 (c)	6,500,000	6,523,400
TOTAL EQUITY-LINKED NOTES (Cost $26,000,000)		25,913,376

SHORT-TERM INVESTMENTS - 4.5%	Shares
Money Market Funds - 4.5%
First American Treasury Obligations Fund - Class X, 5.20% (d)	8,256,568	8,256,568
TOTAL SHORT-TERM INVESTMENTS (Cost $8,256,568)		8,256,568

TOTAL INVESTMENTS - 103.4% (Cost $166,474,452)		190,648,211
Liabilities in Excess of Other Assets - (3.4)%		(6,293,697)
NET ASSETS - 100.0%		$184,354,514

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b) (c) (d)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.
Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
The rate shown represents the 7-day effective yield as of July 31, 2024.

Summary of Fair Value Disclosure as of July 31, 2024 (Unaudited)

Aptus Large Cap Enhanced Yield ETF has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of July 31, 2024:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$156,478,267	$–	$–	$156,478,267
Equity-Linked Notes	–	25,913,376	–	25,913,376
Money Market Funds	8,256,568	–	–	8,256,568
Total Investments	$164,734,835	$25,913,376	$–	$190,648,211

Refer to the Schedule of Investments for further disaggregation of investment categories.